AXP(R)
     Extra Income
         Fund

                             2002 SEMIANNUAL REPORT

AXP Extra Income Fund seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth.

American
   Express(R)
 Funds

AMERICAN
   EXPRESS(R)

Table of Contents

From the Chairman                                        2
Economic and Market Update                               4
Fund Snapshot                                            6
Questions & Answers with Portfolio Management            7
Investments in Securities                               10
Financial Statements (Portfolio)                        20
Notes to Financial Statements (Portfolio)               23
Financial Statements (Fund)                             27
Notes to Financial Statements (Fund)                    30
Results of Meeting of Shareholders                      36


(photo of) Arne H. Carlson

From the Chairman

Arne H. Carlson
Chairman of the board

Dear Shareholders,

As we begin a new year, the proposed Bush economic stimulus package and potential conflicts around the globe are capturing headlines. While we don't know exactly what the future will bring for investors, we do know the past three years have been extremely difficult. Negative investment returns persisted in 2002 and the investing public also had their confidence in the integrity of corporations shaken. While the scandals appear to be largely behind us, the recent past offers lessons on investing and on governance, which I would like to discuss with you.

First, and importantly, we have learned that diversification is not just a concept but a key tactic investors can use to help preserve assets. Many investors have come to a new understanding of their own degree of risk tolerance after three years of down markets. We would encourage you to work closely with your financial advisor to build a diversified portfolio designed to match your current thoughts about risk and reward.

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


From the Chairman

A second lesson of 2002 is that we must have enhanced oversight of corporations to ensure their financial statements are accurate, their officers act in the interest of shareholders and their directors are truly independent. The Sarbanes-Oxley Act passed by Congress in August, is already having an impact in these areas. We believe governance of the American Express(R) Funds is consistent with the standards imposed by Sarbanes-Oxley.

The American Express Funds Board is an independent body comprised of 10 members who are nominated by the independent directors. American Express Financial Corporation is represented by three board members, however, they do not play a role on the nominating committee. I am proud of our board members who come from across the United States and bring strong, diverse skills to the assignment of looking out for the interest of the Funds' shareholders. In 2002, we saw solid evidence of progress in several areas including, importantly, investment performance.

In addition, the Funds auditors, KPMG LLP, are independent of American Express Financial Corporation. KPMG serves the interest of shareholders by supporting the work of the Board and certifying unbiased financial reports.

Further, the Board has confidence in Ted Truscott, American Express Financial Corporation's Chief Investment Officer, and shares his enthusiasm in the management changes he has effected to improve the investment performance of all American Express funds. The focus of the Board and American Express Financial Corporation is simple; we strive for consistent, competitive investment performance.

All of the proposals in the proxy statement you received in September were approved at the shareholder meeting on Nov. 13, 2002, and most will be implemented in the coming weeks.

On behalf of the Board,

Arne H. Carlson

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


Economic and Market Update
         FROM CIO WILLIAM F. "TED" TRUSCOTT

(photo of) William F. "Ted" Truscott

William F. "Ted" Truscott
Chief Investment Officer
American Express Financial Corporation

Dear Shareholders,

In spite of a mostly positive fourth quarter*, 2002 proved to be an extraordinarily challenging year for investors, with the benchmark stock indices -- the Dow, the Nasdaq and the S&P 500 -- all registering percentage losses well into the double digits.

While there were technical factors that put a damper on market performance last year, most notably, P/E ratios that are surprisingly high after three years of a bear market, it was corporate governance issues that fostered a general atmosphere of mistrust. The collapse of several large, high profile companies due to outright fraud and malfeasance has been -- and ought to be -- outrageous to the investing public. The magnitude of this wrongdoing is still shocking months after the fact. When many economic factors should have been giving investors reason for optimism, the steady drip of news about these companies sapped overall confidence.

I believe there is ample evidence that conditions are not as bad as the markets seem to think. While corporate earnings have been weak, the economy grew at the respectable rate of about 3% last year, compared to 0.1% in 2001. A portion of the softness in earnings can be attributed to excess capacity added in the late `90s.


KEY POINTS

-- Stocks are continuing to get less expensive.

-- Credit "crunch" for business sector persists.

-- Those saving for long-term goals should maintain a significant allocation to equities.

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


Economic and Market Update

Interest rates are another bright spot. They are the lowest they have been in 40 years, which has added to consumer and business purchasing power. There's no better illustration of this than the housing market, which has remained vigorous. Finally, the business productivity gains we've seen since the mid-`90s are remarkable, making products and services less expensive. The macroeconomic picture, while not ideal, is certainly positive.

For these reasons, I'm cautiously optimistic about market prospects for 2003. Of course, there are still risks. Much of what happens this year will depend on external factors, such as whether or not more scandals arise and the implications of potential conflict in Iraq. In the short term, military action in Iraq would almost certainly produce an oil price spike; if that increase became severe enough for a significant period of time, it would create inflationary pressures that could endanger economic growth.

In addition to stocks, some bond categories offer opportunity. Though we believe U.S. Treasuries are currently overvalued, select corporate, high-yield and municipal issues may provide competitive returns this year. Speak to your financial advisor to learn more about different asset classes.

After three years of negative stock market returns, many individual investors are rebalancing portfolios with regard to risk and return. If you are repositioning, we would encourage moderate changes from stocks to bonds. The risk inherent in emotion-based repositioning is that you will go too far too fast. I encourage gradual movement across categories. Should interest rates move at all in 2003, it's likely that they'll go up, which will have a negative impact on most bonds. Continue to invest according to your individual timeframe and financial goals.

As always, thank you for investing with American Express Financial Advisors.

William F. Truscott

* Please see portfolio manager Q&A for fiscal period economic coverage.

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5 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Fund Snapshot
         AS OF NOV. 30, 2002

PORTFOLIO MANAGER
Portfolio manager                                 Scott Schroepfer, CFA
Tenure/since                                                       3/99
Years in industry                                                    15

Portfolio manager                                      Brian Lavin, CFA
Tenure/since                                                       8/01
Years in industry                                                    15

FUND OBJECTIVE
For investors primarily seeking high current income, and, secondarily, capital growth.

Inception dates
A: 12/8/83        B: 3/20/95        C: 6/26/00       Y: 3/20/95

Ticker symbols
A: INEAX          B: IEIBX          C: APECX         Y: --

Total net assets                                         $2.145 billion

Number of holdings                                    approximately 270

STYLE MATRIX
Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT.   LONG
                      HIGH
                      MEDIUM  QUALITY
          X           LOW

TOP FIVE SECTORS
Percentage of portfolio assets
Media                                                       11.6%
Leisure time & entertainment                                 7.5
Energy                                                       7.1
Chemicals                                                    6.9
Building materials & construction                            6.9

CREDIT QUALITY SUMMARY
Percentage of portfolio assets
A bonds                                                      0.5%
BAA bonds                                                    8.7
Non-investment grade bonds                                  82.2

Higher yield corporate "junk" bond prices may fluctuate more broadly than prices of higher quality bonds. Risk of principal and income also is greater than with higher quality securities.

Fund holdings are subject to change.

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6 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Questions & Answers
         WITH PORTFOLIO MANAGEMENT

Q: How did AXP Extra Income Fund perform during the six-month period ended Nov. 30, 2002?

A: For the period, Fund's Class A shares returned -3.87%, excluding sales charge. In comparison, the Merrill Lynch High Yield Bond Index returned -5.46%, while the Lipper High Yield Funds Index generated a return of -3.78%.

Q:  What factors affected the Fund's performance during the period?

A: The story of the high-yield sector during the past six months is really a tale of two markets. Early in the period, the high-yield area of the market was extremely volatile, as market participants sought less risky investments in an environment dominated by weak economic growth and problems regarding corporate governance. Against this backdrop, we sought value in diverse areas of the market where we believed we would be rewarded when the economy improved. We invested in sectors, such as lodging and hotels, home building and building products, gaming, energy, media and television broadcasting -- all of which benefited performance. On the negative side, we experienced a sell-off when it became known that WorldCom failed to properly report its expenses. This event affected the entire high-yield bond market and was particularly damaging to media and telecommunications bonds.

(bar graph)
PERFORMANCE COMPARISON
For the six-month period ended Nov. 30, 2002

  0%
 -2%        (bar 1)       (bar 2)       (bar 3)
 -4%        -3.87%        -5.46%        -3.78%
 -6%

(bar 1) AXP Extra Income Fund Class A (excluding sales charge)

(bar 2) Merrill Lynch High Yield Bond Index(1) (unmanaged)

(bar 3) Lipper High Yield Funds Index(2)

(1) Merrill Lynch High Yield Bond Index, an unmanaged index, provides a broad-based measure of performance of non-investment grade U.S. domestic bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default. The index is "rule-based," which means there is a defined list of criteria that a bond must meet in order to qualify for inclusion in the index.

(2) The Lipper High Yield Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in sales charges and fees.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

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7 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT



Questions & Answers

(begin callout quote) > As investors become less risk-averse, demand for high-yield securities should increase in an environment where supply is relatively low. (end callout quote)

    Exposure the Fund had to the wireless segment of the telecommunications sector detracted from performance.

    During the second half of the period, government and industry statistics began to indicate that the economic recovery was on a steadier course, and investors appeared to become less risk-averse as stock prices rose and corporations seemed to be on a more solid footing. In this environment, the high-yield market began to improve, and some of the Fund's hardest hit holdings gained strength. These included bonds in the wireless telecommunications and cable sectors and some utility bonds.

AVERAGE ANNUAL TOTAL RETURNS

as of Nov. 30, 2002

                                Class A                   Class B                   Class C                    Class Y
(Inception dates)              (12/8/83)                 (3/20/95)                 (6/26/00)                  (3/20/95)
                         NAV(1)       POP(2)        NAV(1)    After CDSC(3)   NAV(1)    After CDSC(4)   NAV(5)       POP(5)

6 months*                -3.87%       -8.43%        -4.23%       -8.82%       -4.23%       -5.15%       -3.79%       -3.79%
1 year                   -7.40%      -11.80%        -8.11%      -11.47%       -7.80%       -7.80%       -7.26%       -7.26%
5 years                  -2.18%       -3.13%        -2.92%       -3.04%         N/A          N/A        -2.04%       -2.04%
10 years                 +4.67%       +4.16%          N/A          N/A          N/A          N/A          N/A          N/A
Since inception            N/A          N/A         +2.93%       +2.93%       -4.88%       -4.88%       +3.85%       +3.85%


* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

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8 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Questions & Answers

Q:  What changes did you make to the Fund's portfolio?

A: We made an effort to increase the portfolio's diversification to help buffer against volatile market conditions. We also more sharply defined our sell discipline, which should provide us with greater flexibility when managing the Fund's assets in the future in both up and down markets. When the market was the most volatile, we took advantage of attractive valuations in a variety of industries, uncovering some of the best opportunities in the cable and utility sectors. While we avoided the very troubled, non-wireless telecommunications companies, we continued to invest in wireless firms because their valuations and business prospects were compelling.

Q:  What is your outlook for the months ahead?

A: We are generally optimistic in our outlook for the high-yield market and the Fund, and believe several factors support our view. We believe that the economy will continue to recover, although at a relatively modest pace. Interest rates are low, which is positive for high-yield bonds. New issues in the high-yield sector have been fairly light, while at the same time, there is a lot of cash available for investment. As investors become less risk-averse, demand for high-yield securities should increase in an environment where supply is relatively low. This supply/demand dynamic bodes well for high-yield bonds and the Fund in the near term. We have structured the Fund to take advantage of an improving economic environment and will continue to seek opportunities to capitalize on attractively valued bonds that have the potential for positive returns.

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9 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Investments in Securities

High Yield Portfolio

Nov. 30, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (91.5%)

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Aerospace & defense (0.8%)
Alliant Techsystems
     Company Guaranty
         05-15-11               8.50%             $9,075,000          $9,846,375
Sequa
     Sr Nts
         08-01-09               9.00               7,600,000           7,448,000
Total                                                                 17,294,375

Automotive & related (0.7%)
Asbury Automotive Group
     Company Guaranty
         06-15-12               9.00              10,240,000           9,420,800
Delco Remy Intl
     Sr Nts
         12-15-07               8.63               7,485,000           5,913,150
Total                                                                 15,333,950

Banks and savings & loans (0.9%)
Capital One Bank
         07-30-04               6.50                 670,000             654,744
         05-15-08               6.70               1,755,000           1,614,028
     Sr Nts
         06-15-05               8.25              15,405,000          15,435,549
         02-01-06               6.88               1,580,000           1,546,690
Total                                                                 19,251,011

Building materials & construction (6.9%)
Associated Materials
     Sr Sub Nts
         04-15-12               9.75               8,410,000(d)        8,914,600
Beazer Homes USA
     Company Guaranty
         04-15-12               8.38               7,055,000           7,390,113
Collins & Aikman Floorcover
     Company Guaranty Series B
         02-15-10               9.75               7,720,000           7,874,400
D.R. Horton
     Sr Sub Nts
         09-15-10               9.75               2,370,000           2,452,950
Dayton Superior
     Company Guaranty
         06-15-09              13.00              10,980,000           9,003,600
Foamex LP/Capital
     Company Guaranty
         08-15-05              13.50               3,290,000             904,750
         04-01-09              10.75               1,965,000(d)        1,424,625
Louisiana Pacific
     Sr Nts
         11-15-08              10.88               4,465,000           4,744,063
         08-15-10               8.88               2,720,000           2,856,000
     Sr Sub Nts
         08-15-05               8.50              10,850,000          11,074,454
Meritage
     Company Guaranty
         06-01-11               9.75              11,640,000          12,251,099
Nortek
     Sr Nts Series B
         03-15-07               9.25               4,560,000           4,605,600
         09-01-07               9.13               9,000,000           9,045,000
     Sr Sub Nts Series B
         06-15-11               9.88               6,305,000           6,320,763
Schuler Homes
     Company Guaranty
         07-15-11              10.50              12,115,000          12,599,599
Standard Pacific
     Sr Nts
         09-15-10               9.50               5,440,000           5,780,000
     Sr Sub Nts
         04-15-12               9.25               6,705,000           6,436,800
Tech Olympic USA
     Sr Nts
         07-01-10               9.00               9,435,000(d)        9,151,950
     Sr Sub Nts
         07-01-12              10.38              12,125,000(d)       11,397,500
WCI Communities
     Company Guaranty
         02-15-11              10.63              11,205,000          10,924,875
         05-01-12               9.13               3,160,000           2,828,200
Total                                                                147,980,941

See accompanying notes to investments in securities.

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10 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Chemicals (6.9%)
Allied Waste North America
     Company Guaranty
         09-01-12               9.25%            $11,060,000(d)      $11,447,100
     Company Guaranty Series B
         12-01-08               8.50               2,420,000           2,468,400
         01-01-09               7.88               9,800,000           9,751,000
         08-01-09              10.00              16,830,000          16,998,300
Compass Minerals Group
     Company Guaranty
         08-15-11              10.00               2,595,000           2,802,600
Equistar Chemical/Funding
     Company Guaranty
         09-01-08              10.13              21,200,000          20,352,000
Huntsman ICI Chemicals LLC
     Company Guaranty
         07-01-09              10.13               4,800,000           4,224,000
Huntsman Intl LLC
     Company Guaranty
         03-01-09               9.88              10,570,000          10,992,800
IMC Global
     Company Guaranty Series B
         06-01-08              10.88              10,825,000          12,029,281
Lyondell Chemical
         12-15-08               9.50               4,760,000(d,f)      4,676,700
     Company Guaranty
         12-15-08               9.50               1,835,000           1,807,475
     Series A
         05-01-07               9.63               6,360,000           6,423,600
     Series B
         05-01-07               9.88               7,680,000           7,756,800
     Sr Sub Nts
         05-01-09              10.88               4,680,000           4,329,000
MacDermid
         07-15-11               9.13               5,880,000           6,350,400
Noveon
     Company Guaranty Series B
         02-28-11              11.00               7,590,000           8,235,150
Resolution Performance
     Sr Sub Nts
         11-30-08              10.37               9,260,714(d)        9,168,107
         11-15-10              13.50               7,790,000           8,452,150
Total                                                                148,264,863

Communications equipment & services (6.8%)
American Cellular
     Company Guaranty
         10-15-09               9.50              14,600,000           2,701,000
AT&T Wireless Services
         05-01-12               8.13              14,380,000          13,804,800
Crown Castle Intl
         08-01-11               9.50               3,900,000           3,276,000
     Sr Nts
         08-01-11               9.38              10,400,000           8,736,000
EchoStar DBS
     Sr Nts
         01-15-09               9.13              21,140,000          21,668,500
         02-01-09               9.38               8,480,000           8,734,400
Global Telesystems
     (U.S. Dollar) Sr Nts
         12-15-07              11.50              19,560,000(b,c)          1,956
         06-15-08              10.88              15,340,000(b,c)          1,534
NATG Holdings LLC/Orius Capital
     Company Guaranty Series B
         02-01-10              12.75              19,000,000(b)          190,000
Nextel Communications
     Sr Disc Nts
         10-30-07               9.75              30,450,000          28,775,250
     Sr Disc Nts (Zero coupon through 02-15-03,
     thereafter 9.95%)
         02-15-08              12.26               7,800,000(i)        7,215,000
     Term Loan A
         12-20-07               4.40              24,100,000          21,690,000
Rural Cellular
     Series A
         04-03-08               6.00              20,678,669(f)       17,473,475
     Sr Sub Nts Series B
         05-15-08               9.63              18,460,000          11,076,000
Total                                                                145,343,915

Electronics (0.8%)
L-3 Communications
     Company Guaranty
         06-15-12               7.63              16,365,000          17,142,338

Energy (7.1%)
Calpine Canada Energy Finance
     (U.S. Dollar) Company Guaranty
         05-01-08               8.50              18,440,000(c)        8,482,400
Chesapeake Energy
     Sr Nts Series B
         03-15-12               8.50              13,600,000          14,280,000

See accompanying notes to investments in securities.

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11 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Energy (cont.)
El Paso Energy Partners
     Company Guaranty
         06-01-11               8.50%             $5,315,000(d)       $4,836,650
Encore Acquisition
     Company Guaranty
         06-15-12               8.38               3,805,000(d)        4,014,275
Eott Energy
     Term Loan A
         03-31-03               9.00               5,333,333(j)        5,280,000
     Term Loan B
         03-31-03              10.00               2,666,667(j)        2,640,000
Eott Energy Partners LP/Energy Finance
     Company Guaranty
         10-01-09              11.00              24,635,000(b)       10,192,731
Forest Oil
     Company Guaranty
         05-01-14               7.75               9,800,000          10,045,000
Grant Prideco
     Company Guaranty Series B
         12-01-07               9.63              11,700,000          12,168,000
Grant Prideco Escrow
     Sr Nts
         12-15-09               9.00               2,830,000(d,f)      2,914,900
Hanover Equipment Trust 2001A
         09-01-08               8.50               4,755,000(d)        4,600,463
Hanover Equipment Trust 2001B
         09-01-11               8.75              10,150,000(d)        9,744,000
Magnum Hunter Resources
     Company Guaranty
         03-15-12               9.60               6,595,000           7,040,163
Newfield Exploration
     Sr Sub Nts
         08-15-12               8.38               9,445,000           9,964,475
Ocean Energy
     Company Guaranty Series B
         07-01-08               8.38              10,050,000          10,640,438
Tesoro Petroleum
     Sr Sub Nts
         04-01-12               9.63              23,080,000          16,155,999
XTO Energy
     Sr Nts
         04-15-12               7.50              19,105,000          20,299,062
Total                                                                153,298,556

Energy equipment & services (0.5%)
Key Energy Services
     Sr Nts
         03-01-08               8.38               6,780,000           7,085,100
Plains All American Pipeline
     Sr Nts
         10-15-12               7.75               3,840,000(d)        3,974,400
Total                                                                 11,059,500

Financial services (2.4%)
LaBranche
     Sr Nts
         08-15-04               9.50               7,080,000           7,434,000
     Sr Sub Nts
         03-02-07              12.00              15,640,000          17,360,400
Metris Companies
     Company Guaranty
         11-01-04              10.00              10,530,000           7,634,250
         07-15-06              10.13               7,660,000           5,476,900
Metris Master Trust Cl C
         12-20-07               3.58               6,750,000(f)        4,860,000
         07-21-08               3.53               3,800,000           2,527,000
Outsourcing Solutions
     Sr Sub Nts Series B
         11-01-06              11.00              26,075,000(b)        5,215,000
Total                                                                 50,507,550

Food (2.9%)
B&G Foods
     Company Guaranty Series D
         08-01-07               9.63               6,115,000           6,298,450
Burns Philp Capital Property
     (U.S. Dollar) Company Guaranty
         07-15-12               9.75              10,000,000(c,d)     10,100,000
Chiquita Brands Intl
     Sr Nts
         03-15-09              10.56               9,925,000          10,123,500
Del Monte
     Company Guaranty Series B
         05-15-11               9.25              13,645,000          13,917,900
Fleming Companies
     Company Guaranty
         06-15-10               9.25              21,230,000          17,833,200
Smithfield Foods
     Sr Nts Series B
         10-15-09               8.00               3,950,000           4,014,188
Total                                                                 62,287,238

See accompanying notes to investments in securities.

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12 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Furniture & appliances (1.5%)
Falcon Products
     Company Guaranty Series B
         06-15-09              11.38%            $14,395,000         $10,652,300
Interface
     Company Guaranty
         04-01-08               7.30              10,870,000           9,484,075
Sealy Mattress
     Company Series B (Zero coupon through
     12-15-02, thereafter 10.88%)
         12-15-07              13.61               7,110,000(i)        7,038,900
     Sr Sub Nts Series B
         12-15-07               9.88               5,060,000           4,857,600
Total                                                                 32,032,875

Health care services (3.3%)
Alliance Imaging
     Sr Sub Nts
         04-15-11              10.38               6,150,000           6,365,250
AmerisourceBergen
     Sr Nts
         11-15-12               7.25               4,925,000(d)        5,097,375
HCA
         10-01-12               6.30               4,000,000           3,797,404
     Sr Nts
         05-01-12               6.95               3,950,000           3,930,839
Iasis Healthcare
     Company Guaranty
         10-15-09              13.00               2,915,000           3,162,775
Insight Healthcare Services
     Company Guaranty Series B
         11-01-11               9.88              12,760,000          12,568,600
Paracelsus Healthcare Escrow
     Sr Sub Nts
         08-15-06                 --              26,275,000(b,h,j)           --
Triad Hospitals
     Company Guaranty
         05-01-09               8.75              14,875,000          15,990,625
Vanguard Health Systems
     Company Guaranty
         08-01-11               9.75              20,100,000          19,396,500
Total                                                                 70,309,368

Household products (0.5%)
Revlon Consumer Products
     Company Guaranty
         12-01-05              12.00              12,235,000          11,623,250

Industrial equipment & services (1.6%)
Joy Global
     Company Guaranty Series B
         03-15-12               8.75              13,080,000          13,603,200
Motors & Gears
     Sr Nts Series D
         11-15-06              10.75              14,650,000          12,599,000
Terex
     Company Guaranty
         07-15-11               9.25               8,535,000           8,065,575
Total                                                                 34,267,775

Insurance (0.7%)
Americo Life
     Sr Sub Nts
         06-01-05               9.25              15,225,000          14,616,000

Leisure time & entertainment (7.5%)
Alliance Atlantis Communications
     (U.S. Dollar) Sr Sub Nts
         12-15-09              13.00              10,750,000(c)       11,502,500
AMC Entertainment
     Sr Sub Nts
         02-01-12               9.88               6,010,000           5,904,825
AOL Time Warner
         05-01-12               6.88              10,020,000          10,198,797
Choctaw Resort Development Enterprises
     Sr Nts
         04-01-09               9.25               7,920,000           8,316,000
Cinemark USA
     Sr Sub Nts Series B
         08-01-08               9.63               8,285,000           8,222,863
Coast Hotels & Casino
     Company Guaranty
         04-01-09               9.50              12,600,000          13,387,499
Hammons (JQ) Hotels
     1st Mtge Series B
         05-15-12               8.88               6,400,000           6,416,000
HMH Properties
     Company Guaranty Series A
         08-01-05               7.88               5,600,000           5,600,000
     Company Guaranty Series B
         08-01-08               7.88               8,000,000           7,880,000
MGM Mirage
     Company Guaranty
         09-15-10               8.50              13,500,000          14,686,852

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Leisure time & entertainment (cont.)
Mohegan Tribal Gaming
     Sr Sub Nts
         07-01-11               8.38%             $7,125,000          $7,552,500
         04-01-12               8.00               4,000,000           4,220,000
Pinnacle Entertainment
     Company Guaranty Series B
         02-15-07               9.25               5,910,000           5,038,275
Regal Cinemas
     Company Guaranty Series B
         02-01-12               9.38               8,520,000           9,095,100
Six Flags
     Sr Nts
         02-01-09               9.50               2,685,000           2,564,175
         02-01-10               8.88               6,600,000           6,138,000
Station Casinos
     Sr Nts
         02-15-08               8.38               2,600,000           2,723,500
Trump Atlantic City Assn/Funding
     1st Mtge Company Guaranty
         05-01-06              11.25               1,280,000             988,800
United Artists Theatre
         07-01-15               9.30               4,003,873           3,763,641
     Series 1995A
         07-01-15               9.30              12,797,192          11,645,445
Venetian Casinos/ LV Sands
     2nd Mtge
         06-15-10              11.00               2,380,000(d)        2,475,200
Wynn Las Vegas LLC
     2nd Mtge
         11-01-10              12.00              12,580,000          12,548,550
Total                                                                160,868,522

Media (11.7%)
American Media Operation
     Company Guaranty Series B
         05-01-09              10.25               8,825,000           9,133,875
Australis Media
     (U.S. Dollar)
         05-15-03              15.75              43,500,000(b,c,h,j)         --
     (U.S. Dollar) Sr Disc Nts
         05-15-03              15.75                 469,560(b,c,h,j)         --
CanWest Media
     (U.S. Dollar) Sub Sr Nts
         05-15-11              10.63               4,605,000(c)        4,898,569
Charter Communications Holdings LLC/Capital
     Sr Disc Nts (Zero coupon through 01-15-07,
     thereafter 12.13%)
         01-15-12              15.97              46,800,000(i)       12,636,000
Coaxial Communications/Phoenix
     Company Guaranty
         08-15-06              10.00              10,200,000           8,976,000
Comcast
     Sr Sub Deb
         07-15-12              10.63                 412,000             435,234
     Sr Sub Nts
         06-15-06              10.50               1,680,000           1,679,385
Comcast Cable Communications
     Sr Nts
         01-30-11               6.75              10,900,000          10,773,974
Corus Entertainment
     (U.S. Dollar) Sr Sub Nts
         03-01-12               8.75               8,745,000(c)        9,247,838
CSC Holdings
         02-15-13               9.88              21,330,000          20,476,800
     Sr Nts
         12-15-07               7.88              13,045,000          12,360,138
     Sr Sub Deb
         05-15-16              10.50              14,450,000          13,944,250
Cumulus Media
     Company Guaranty
         07-01-08              10.38              22,495,000          24,154,005
Dex Media East LLC/Finance
     Sr Nts
         11-15-09               9.88              10,000,000(d)       10,650,000
     Sr Sub Nts
         11-15-12              12.13               3,850,000(d)        4,172,438
Donnelley (RH) Finance
     Sr Sub Nts
         12-15-12              10.88               8,955,000(d,f)      9,503,494
Mediacom Broadband LLC
     Company Guaranty
         07-15-13              11.00               5,290,000           5,395,800
Nexstar Finance LLC
     Company Guaranty
         04-01-08              12.00              11,360,000          12,439,200
Paxson Communications
     Company Guaranty
         07-15-08              10.75                 725,000             714,125
     Company Guaranty
     (Zero coupon through 01-15-06,
     thereafter 12.25%)
         01-15-09              12.26              10,415,000(i)        6,457,300
Pegasus Media & Communications
     Series B
         07-01-05              12.50              24,445,000          21,083,812

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Media (cont.)
Quebecor
     (U.S. Dollar) Sr Sub Nts
         02-15-07               9.50%             $3,900,000(c)       $3,997,500
Quebecor Media
     (U.S. Dollar) Sr Nts
         07-15-11              11.13               7,900,000(c)        7,307,500
Radio One
     Company Guaranty Series B
         07-01-11               8.88               7,470,000           8,067,600
Sinclair Broadcast Group
     Company Guaranty
         12-15-11               8.75               5,110,000           5,480,475
         03-15-12               8.00               7,860,000           8,135,100
     Sr Sub Nts
         03-15-12               8.00               5,425,000(d)        5,614,875
Susquehanna Media
     Sr Sub Nts
         05-15-09               8.50               9,330,000           9,563,250
Veninfotel
     (U.S. Dollar) Cv Pay-in-kind
         12-31-05              13.00              14,363,716(c,g,j)    1,436,372
XM Satellite Radio
         03-15-10              14.00                 910,000             364,000
Total                                                                249,098,909

Metals (2.4%)
AK Steel
     Company Guaranty
         06-15-12               7.75              18,340,000(d)       18,752,651
Great Lakes Carbon
     Company Guaranty
     Pay-in-kind Series B
         05-15-08              10.25              16,925,110(g)       12,016,828
Imexsa Export Trust
     (U.S. Dollar) Company Guaranty
         05-31-05              10.63               1,059,832(c,d)        540,514
Jorgensen Earle M.
         06-01-12               9.75               9,390,000           9,390,000
Koppers Inds
     Company Guaranty
         12-01-07               9.88               8,000,000           7,640,000
Neenah
     Sr Sub Nts Series B
         05-01-07              11.13               4,370,000           1,485,800
     Sr Sub Nts Series D
         05-01-07              11.13               3,200,000           1,088,000
WCI Steel
     Sr Nts Series B
         12-01-04              10.00               6,995,000           1,608,850
Total                                                                 52,522,643

Miscellaneous (3.2%)
Advanced Accessory/AAS Cap
     Company Guaranty Series B
         10-01-07               9.75               8,175,000           7,521,000
AOA Holdings LLC
     Sr Nts
         06-15-08              11.00              25,000,000(j)       25,000,000
MSX Intl
     Company Guaranty
         01-15-08              11.38               5,235,000           2,355,750
Natl Waterworks
     Sr Sub Nts
         12-01-12              10.50               9,430,000(d)        9,901,500
PCA LLC/PCA Finance
     Sr Nts
         08-01-09              11.88               9,960,000(d)        9,984,900
Prime Succession Holding
     Cv Pay-in-kind
         08-29-04              14.25                 885,292(b,g,h)           --
Von Hoffman
     Company Guaranty
         03-15-09              10.25              11,690,000          10,988,600
Von Hoffman Press
     Company Guaranty
         05-15-07              10.38               2,995,000           2,306,150
Total                                                                 68,057,900

Multi-industry conglomerates (1.1%)
Jordan Inds
     Sr Nts Series D
         08-01-07              10.38              10,060,000           5,683,900
Tyco Intl Group
     (U.S. Dollar) Company Guaranty
         02-15-06               6.38              18,940,000(c)       17,993,000
Total                                                                 23,676,900

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Paper & packaging (6.5%)
Abitibi-Consolidated
     (U.S. Dollar)
         08-01-10               8.55%             $1,580,000(c)       $1,668,861
BWAY
     Sr Sub Nts
         10-15-10              10.00               4,070,000(d)        4,161,575
Crown Paper
     Sr Sub Nts
         09-01-05              11.00              29,470,000(b)            2,947
Doman Inds
     (U.S. Dollar) Sr Nts Series B
         11-15-07               9.25              14,745,000(b,c)      2,654,100
Fort James
     Sr Nts
         09-15-04               6.63               1,580,000           1,532,600
         09-15-07               6.88              19,180,000          18,221,000
Graphic Packaging
     Company Guaranty
         02-15-12               8.63               4,160,000           4,373,200
Jefferson Smurfit
     Sr Nts
         10-01-12               8.25               8,575,000(d)        8,960,875
MDP Acquisitions
     (U.S. Dollar) Sr Nts
         10-01-12               9.63              10,275,000(c,d)     10,840,125
Owens-Brockway Glass
         11-15-12               8.75               8,870,000(d)        9,169,363
     Company Guaranty
         02-15-09               8.88              17,680,000          18,387,199
Plastipak Holdings
     Company Guaranty
         09-01-11              10.75               7,595,000           8,126,650
     Sr Nts
         09-01-11              10.75               3,190,000(d)        3,413,300
Pliant
     Company Guaranty
         06-01-10              13.00               3,000,000           2,700,000
Riverwood Intl
     Company Guaranty
         08-01-07              10.63               4,475,000           4,676,375
         04-01-08              10.88              13,070,000          13,331,400
Silgan Holdings
     Sr Sub Deb
         06-01-09               9.00              15,940,000          16,577,600
Stone Container
     Sr Nts
         07-01-12               8.38              10,210,000          10,694,975
Total                                                                139,492,145

Real estate investment trust (0.7%)
MeriStar Hospitality
     Company Guaranty
         01-15-08               9.00               3,550,000           3,283,750
         01-15-11               9.13               4,580,000           4,190,700
     Sr Sub Nts
         08-15-07               8.75               3,160,000           2,148,800
RFS Partnership LP
     Company Guaranty
         03-01-12               9.75               5,875,000           6,021,875
Total                                                                 15,645,125

Restaurants & lodging (3.1%)
Extended Stay America
     Sr Sub Nts
         06-15-11               9.88              15,165,000          15,202,913
Hilton Hotels
         12-01-12               7.63               7,925,000           7,980,475
Park Place Entertainment
     Sr Sub Nts
         05-15-11               8.13              16,970,000          17,585,163
Prime Hospitality
     Sr Sub Nts Series B
         05-01-12               8.38               6,000,000           5,775,000
Starwood Hotels Resorts
         05-01-12               7.88              19,400,000(d)       19,157,499
Total                                                                 65,701,050

Retail (3.1%)
Amazon.com
     Sr Disc Nts (Zero coupon through 05-01-03,
     thereafter 10.00%)
         05-01-08               8.94              14,770,000(i)       14,474,599
Dairy Mart Convenience Stores
     Company Guaranty Series B
         03-15-04              10.25               6,250,000(b)        1,162,500
     Sr Sub Nts
         03-15-04              10.25              17,675,000(b)        3,287,550

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Retail (cont.)
Flooring America
     Company Guaranty
         10-15-07               9.25%             $9,245,000(b)             $925
Gap
         09-15-07               6.90              12,720,000          12,465,600
Levi Strauss
         11-01-03               6.80               5,885,000           5,885,000
     Sr Nts
         01-15-08              11.63              11,560,000          11,415,500
         12-15-12              12.25               5,555,000(d,f)      5,485,563
United Auto Group
     Sr Sub Nts
         03-15-12               9.63              13,270,000(d)       13,270,000
Total                                                                 67,447,237

Transportation (0.7%)
Interpool
         08-01-07               7.20               3,760,000           3,402,800
         08-01-07               7.35              11,555,000          10,457,275
Vectura Group
     Company Guaranty
         01-01-08              11.25               1,540,461             581,524
Total                                                                 14,441,599

Utilities -- electric (3.0%)
CMS Energy
     Sr Nts
         01-15-09               7.50              18,630,000          15,835,500
Consumers Energy
     1st Mtge
         09-15-06               6.25              13,590,000          13,419,024
IPALCO Enterprises
         11-14-08               7.38               3,160,000           2,717,600
         11-14-11               7.63               6,320,000           5,372,000
Northern States Power
     1st Mtge
         08-29-12               8.00               9,485,000(d)       10,205,101
Xcel Energy
     Sr Nts
         12-01-10               7.00              18,835,000          16,386,450
Total                                                                 63,935,675

Utilities -- gas (1.3%)
Northwest Pipeline
         12-01-07               6.63               2,400,000           2,172,000
Transcontinental Gas Pipeline
         01-15-05               6.13               6,350,000           5,905,500
         01-15-08               6.25               2,400,000           2,124,000
         07-15-12               8.88               4,770,000(d)        4,674,600
     Series B
         08-15-11               7.00               9,525,000           8,429,625
Williams Gas Pipeline
     Sr Nts
         11-15-06               7.38               5,360,000(d)        5,252,800
Total                                                                 28,558,525

Utilities -- telephone (3.0%)
Citizens Communications
     Sr Nts
         08-15-08               7.63               3,200,000           3,340,883
Dobson/Sygnet Communications
     Sr Nts
         12-15-08              12.25              19,600,000          15,484,000
Qwest
         09-15-05               6.63               5,000,000           4,675,000
         11-15-08               5.63               2,370,000           2,038,200
         03-15-12               8.88              15,595,000(d)       15,127,150
Qwest Capital Funding
     Company Guaranty
         07-15-08               6.38               8,900,000           5,429,000
Sprint Capital
     Company Guaranty
         01-30-06               7.13               5,400,000           5,129,498
Sygnet
     Term Loan B
         03-23-07               5.14               8,375,000(f)        6,574,375
     Term Loan C
         12-23-07               5.14               8,690,000(f)        6,821,650
Total                                                                 64,619,756

Total bonds
(Cost: $2,129,644,977)                                            $1,964,679,491

Common stocks (--%)(b)

Issuer                                                Shares            Value(a)

Arena Brands                                         111,111(j)         $888,889
Davel Communications                               3,006,257              75,156
Prime Succession Holdings                          1,197,838                   1

Total common stocks
(Cost: $37,446,226)                                                     $964,046

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Preferred stocks & other (4.1%)

Issuer                                                Shares            Value(a)

Century Maintenance Supply
     13.25% Pay-in-kind Series C                     180,566(g)      $16,250,940
CSC Holdings
     11.13% Cm Series M                              111,090           9,720,375
     11.75% Cm Series H                               37,656           3,332,556
Dobson Communications
     13.00% Pay-in-kind                               14,022(g)        7,011,000
Nextel Communications
     13.00% Cm Series D                               11,829          11,119,260
Rural Cellular
     12.25% Pay-in-kind                               27,873(g)        3,902,258
SGW Holding
     12.50% Cm Pay-in-kind Series B                  209,142(b,g,h,j)         --
     Cv Series A                                      87,091(b,h,j)           --
     Warrants                                          2,750(b,h,j)           --
Varde Fund V LP                                   25,000,000(b,e,j)   29,465,112
Wayland Investment Fund LLC                       26,000,000(b,e,j)    6,253,995

Total preferred stocks & other
(Cost: $134,073,308)                                                 $87,055,496

Short-term securities (4.6%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agencies (2.1%)
Federal Home Loan Bank Disc Nt
         02-19-03               1.24%             $5,200,000          $5,185,965
Federal Home Loan Mtge Corp Disc Nt
         01-30-03               1.25              10,100,000          10,079,639
Federal Natl Mtge Assn Disc Nts
         12-11-02               1.70               1,700,000           1,699,132
         12-23-02               1.46               9,600,000           9,590,656
         12-27-02               1.52              10,000,000           9,988,177
         01-22-03               1.70               7,900,000           7,886,251
Total                                                                 44,429,820

Commercial paper (2.5%)
Barton Capital
         01-13-03               1.32               6,700,000(k)        6,688,945
BOC Group
         01-03-03               1.33               5,000,000(k)        4,993,535
Cargill
         02-18-03               1.32               2,000,000(k)        1,993,070
Ciesco LP
         01-10-03               1.72              10,000,000(k)        9,982,167
Kitty Hawk Funding
         01-21-03               1.78               6,100,000(k)        6,086,439
Morgan Stanley
         01-23-03               1.32              10,000,000           9,976,797
SBC Intl
         12-17-02               1.77               5,500,000(k)        5,495,133
Windmill Funding
         12-02-02               1.35               9,600,000(k)        9,598,920
Total                                                                 54,815,006

Total short-term securities
(Cost: $99,239,887)                                                  $99,244,826

Total investments in securities
(Cost: $2,400,404,398)(l,m)                                       $2,151,943,859

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Nov. 30, 2002, the value of foreign securities represented 4.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) At Nov. 30, 2002, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $48,762,669.

--------------------------------------------------------------------------------
18 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(h)  Negligible market value.

(i) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(j)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Nov. 30, 2002, is as follows:

     Security                                      Acquisition              Cost
                                                      dates

     AOA Holdings LLC
      11.00% Sr Nts 2008                            06-02-02         $25,000,000
     Arena Brands
      Common                                        09-03-92           5,888,888
     Australis Media
      (U.S. Dollar) 15.75% 2003              10-11-96 thru 07-03-97   30,091,813
      (U.S. Dollar) Sr Disc Nts 15.75% 2003  11-01-96 thru 10-29-97      327,967
     Eott Energy
      9.00% Term Loan A 2003                        10-17-02           5,280,000
      10.00% Term Loan B 2003                       10-17-02           2,640,000
     Paracelsus Healthcare Escrow
      Sr Sub Nts 2006                               11-16-01                  --
     SGW Holding
      12.50% Cm Pay-in-kind Series B         08-12-97 thru 11-05-02    2,990,754
      Cv Series A                                   08-12-97             899,998
      Warrants                                      08-12-97             867,900
     Varde Fund V LP                         04-27-00 thru 06-19-00   25,000,000
     Veninfotel
      (U.S. Dollar) 13.00%
      Cv Pay-in-kind 2005                    05-01-02 thru 09-05-02   14,091,952
     Wayland Investment Fund LLC                    05-17-00          28,911,480

(k) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(l) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Nov. 30, 2002 are as follows:

     Issuer           Beginning  Purchase    Sales   Ending  Dividend   Value(a)
                        cost       cost      cost     cost    income

     Phone Tel
      Technologies   $21,964,112    $--   $21,964,112  $--      $--          $--

(m) At Nov. 30, 2002, the cost of securities for federal income tax purposes was approximately $2,400,404,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 100,087,000

     Unrealized depreciation                                       (348,547,000)
                                                                   ------------
     Net unrealized depreciation                                  $(248,460,000)
                                                                  -------------

--------------------------------------------------------------------------------
19 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT



Financial Statements

Statement of assets and liabilities

High Yield Portfolio

Nov. 30, 2002 (Unaudited)

Assets
Investments in securities, at value (Note 1)*
   (identified cost $2,400,404,398)                                                                  $2,151,943,859
Cash in bank on demand deposit                                                                               51,167
Dividends and accrued interest receivable                                                                50,904,456
Receivable for investment securities sold                                                                24,575,556
                                                                                                         ----------
Total assets                                                                                          2,227,475,038
                                                                                                      -------------

Liabilities
Payable for investment securities purchased                                                              55,806,140
Payable upon return of securities loaned (Note 4)                                                        24,541,750
Accrued investment management services fee                                                                   67,603
Other accrued expenses                                                                                       22,716
                                                                                                             ------
Total liabilities                                                                                        80,438,209
                                                                                                         ----------
Net assets                                                                                           $2,147,036,829
                                                                                                     ==============
*Including securities on loan, at value (Note 4)                                                     $   23,169,550
                                                                                                     --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT



Statement of operations

High Yield Portfolio

Six months ended Nov. 30, 2002 (Unaudited)

Investment income
Income:
Dividends                                                                                             $   4,932,606
Interest                                                                                                100,955,444
                                                                                                        -----------
Total income                                                                                            105,888,050
                                                                                                        -----------
Expenses (Note 2):
Investment management services fee                                                                        6,203,845
Compensation of board members                                                                                10,705
Custodian fees                                                                                               66,542
Audit fees                                                                                                   18,750
Other                                                                                                        12,817
                                                                                                             ------
Total expenses                                                                                            6,312,659
   Earnings credits on cash balances (Note 2)                                                                (5,210)
                                                                                                             ------
Total net expenses                                                                                        6,307,449
                                                                                                          ---------
Investment income (loss) -- net                                                                          99,580,601
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                             (329,525,073)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   139,090,922
                                                                                                        -----------
Net gain (loss) on investments and foreign currencies                                                  (190,434,151)
                                                                                                       ------------
Net increase (decrease) in net assets resulting from operations                                       $ (90,853,550)
                                                                                                      =============

See accompanying notes to financial statements.

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21 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT



Statements of changes in net assets

High Yield Portfolio


                                                                                Nov. 30, 2002          May 31, 2002
                                                                             Six months ended            Year ended
                                                                                  (Unaudited)

Operations
Investment income (loss) -- net                                                $   99,580,601        $  233,895,361
Net realized gain (loss) on investments                                          (329,525,073)         (543,718,439)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies             139,090,922           206,824,318
                                                                                  -----------           -----------
Net increase (decrease) in net assets resulting from operations                   (90,853,550)         (102,998,760)
                                                                                  -----------          ------------
Proceeds from contributions                                                        28,754,163           157,370,572
Fair value of withdrawals                                                        (244,657,842)         (319,233,618)
                                                                                 ------------          ------------
Net contributions (withdrawals) from partners                                    (215,903,679)         (161,863,046)
                                                                                 ------------          ------------
Total increase (decrease) in net assets                                          (306,757,229)         (264,861,806)
Net assets at beginning of period                                               2,453,794,058         2,718,655,864
                                                                                -------------         -------------
Net assets at end of period                                                    $2,147,036,829        $2,453,794,058
                                                                               ==============        ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Notes to Financial Statements

(Unaudited as to Nov. 30, 2002)

High Yield Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in high-yielding, high risk corporate bonds, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------
23 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------
24 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Illiquid securities

As of Nov. 30, 2002, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Nov. 30, 2002 was $65,684,368 representing 3.06% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. As of Nov. 30, 2002, the Portfolio has entered into outstanding when-issued securities of $33,465,688 and other forward-commitments of $15,296,981.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and discount using the effective interest method, is accrued daily. The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

--------------------------------------------------------------------------------
25 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

During the six months ended Nov. 30, 2002, the Portfolio's custodian fees were reduced by $5,210 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,231,399,768 and $1,312,331,741, respectively, for the six months ended Nov. 30, 2002. For the same period, the portfolio turnover rate was 59%. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES

As of Nov. 30, 2002, securities valued at $23,169,550 were on loan to brokers. For collateral, the Portfolio received $24,541,750 in cash. Income from securities lending amounted to $44,553 for the six months ended Nov. 30, 2002. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
26 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT



Financial Statements

Statement of assets and liabilities

AXP Extra Income Fund

Nov. 30, 2002 (Unaudited)

Assets
Investment in Portfolio (Note 1)                                                                    $ 2,146,944,960
Capital shares receivable                                                                                   812,384
                                                                                                            -------
Total assets                                                                                          2,147,757,344
                                                                                                      -------------

Liabilities
Dividends payable to shareholders                                                                         2,325,219
Capital shares payable                                                                                      167,814
Accrued distribution fee                                                                                     56,487
Accrued service fee                                                                                               3
Accrued transfer agency fee                                                                                  15,150
Accrued administrative services fee                                                                           5,521
Other accrued expenses                                                                                      128,304
                                                                                                            -------
Total liabilities                                                                                         2,698,498
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                  $ 2,145,058,846
                                                                                                    ===============

Represented by
Capital stock -- $.01 par value (Note 1)                                                            $     8,812,666
Additional paid-in capital                                                                            3,983,023,070
Excess of distributions over net investment income                                                       (1,273,910)
Accumulated net realized gain (loss) (Note 4)                                                        (1,598,201,679)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                  (247,301,301)
                                                                                                       ------------
Total -- representing net assets applicable to outstanding capital stock                            $ 2,145,058,846
                                                                                                    ===============
Net assets applicable to outstanding shares:                Class A                                 $ 1,483,980,980
                                                            Class B                                 $   638,858,002
                                                            Class C                                 $    21,678,207
                                                            Class Y                                 $       541,657
Net asset value per share of outstanding capital stock:     Class A shares        609,554,000       $          2.43
                                                            Class B shares        262,532,484       $          2.43
                                                            Class C shares          8,957,481       $          2.42
                                                            Class Y shares            222,643       $          2.43
                                                                                      -------       ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
27 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT



Statement of operations

AXP Extra Income Fund

Six months ended Nov. 30, 2002 (Unaudited)

Investment income
Income:
Dividends                                                                                             $   4,932,408
Interest                                                                                                100,933,235
                                                                                                        -----------
Total income                                                                                            105,865,643
                                                                                                        -----------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                         6,307,190
Distribution fee
   Class A                                                                                                1,857,721
   Class B                                                                                                3,217,007
   Class C                                                                                                   98,647
Transfer agency fee                                                                                       1,517,305
Incremental transfer agency fee
   Class A                                                                                                  115,330
   Class B                                                                                                   83,636
   Class C                                                                                                    2,469
Service fee -- Class Y                                                                                          256
Administrative services fees and expenses                                                                   508,717
Compensation of board members                                                                                 8,605
Printing and postage                                                                                        231,370
Registration fees                                                                                            77,382
Audit fees                                                                                                    6,250
Other                                                                                                         8,257
                                                                                                              -----
Total expenses                                                                                           14,040,142
   Earnings credits on cash balances (Note 2)                                                               (17,737)
                                                                                                            -------
Total net expenses                                                                                       14,022,405
                                                                                                         ----------
Investment income (loss) -- net                                                                          91,843,238
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                             (329,514,401)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   139,087,554
                                                                                                        -----------
Net gain (loss) on investments and foreign currencies                                                  (190,426,847)
                                                                                                       ------------
Net increase (decrease) in net assets resulting from operations                                       $ (98,583,609)
                                                                                                      =============

See accompanying notes to financial statements.

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28 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT



Statements of changes in net assets

AXP Extra Income Fund


                                                                                Nov. 30, 2002          May 31, 2002
                                                                             Six months ended            Year ended
                                                                                  (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                $   91,843,238        $  216,573,363
Net realized gain (loss) on investments                                          (329,514,401)         (543,707,368)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies             139,087,554           206,825,826
                                                                                  -----------           -----------
Net increase (decrease) in net assets resulting from operations                   (98,583,609)         (120,308,179)
                                                                                  -----------          ------------
Distributions to shareholders from:
   Net investment income
     Class A                                                                      (70,051,917)         (149,670,242)
     Class B                                                                      (27,845,580)          (59,269,101)
     Class C                                                                         (853,297)             (951,939)
     Class Y                                                                          (24,433)              (63,298)
   Net realized gain
     Class A                                                                               --           (32,293,393)
     Class B                                                                               --           (12,976,470)
     Class C                                                                               --              (304,103)
     Class Y                                                                               --               (15,099)
                                                                                                            -------
Total distributions                                                               (98,775,227)         (255,543,645)
                                                                                  -----------          ------------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                        134,686,684           377,987,318
   Class B shares                                                                  65,144,093           193,484,358
   Class C shares                                                                   6,930,591            19,493,748
   Class Y shares                                                                     264,425               492,882
Reinvestment of distributions at net asset value
   Class A shares                                                                  50,618,022           128,566,265
   Class B shares                                                                  21,802,637            55,871,782
   Class C shares                                                                     680,366               911,486
   Class Y shares                                                                      25,179                78,126
Payments for redemptions
   Class A shares                                                                (246,464,710)         (463,158,564)
   Class B shares (Note 2)                                                       (135,824,382)         (196,046,749)
   Class C shares (Note 2)                                                         (4,886,610)           (5,779,179)
   Class Y shares                                                                    (505,340)             (260,987)
                                                                                     --------              --------
Increase (decrease) in net assets from capital share transactions                (107,529,045)          111,640,486
                                                                                 ------------           -----------
Total increase (decrease) in net assets                                          (304,887,881)         (264,211,338)
Net assets at beginning of period                                               2,449,946,727         2,714,158,065
                                                                                -------------         -------------
Net assets at end of period                                                    $2,145,058,846        $2,449,946,727
                                                                               ==============        ==============
Undistributed (excess of distributions over) net investment income             $   (1,273,910)       $    5,658,079
                                                                               --------------        --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
29 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Notes to Financial Statements

(Unaudited as to Nov. 30, 2002)

AXP Extra Income Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP High Yield Income Series, Inc. (formerly AXP Extra Income Fund, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP High Yield Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o   Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in High Yield Portfolio

The Fund invests all of its assets in the High Yield Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in high-yielding, high risk corporate bonds in the lower-rating categories, commonly known as junk bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 2002 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
30 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.50

o   Class B $20.50

o   Class C $20.00

o   Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

--------------------------------------------------------------------------------
31 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT



Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,089,405 for Class A, $336,364 for Class B and $7,400 for Class C for the six months ended Nov. 30, 2002.

During the six months ended Nov. 30, 2002, the Fund's transfer agency fees were reduced by $17,737 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                            Six months ended Nov. 30, 2002
                                              Class A           Class B          Class C           Class Y

Sold                                       55,856,750        26,959,813        2,904,390           108,631
Issued for reinvested distributions        21,093,819         9,082,725          285,632            10,469
Redeemed                                 (101,727,354)      (55,862,332)      (2,039,353)         (207,396)
                                         ------------       -----------       ----------          --------
Net increase (decrease)                   (24,776,785)      (19,819,794)       1,150,669           (88,296)
                                          -----------       -----------        ---------           -------

                                                                Year ended May 31, 2002
                                              Class A           Class B          Class C           Class Y

Sold                                      132,695,612        68,042,592        6,880,535           172,754
Issued for reinvested distributions        45,340,108        19,708,812          325,523            27,601
Redeemed                                 (162,659,893)      (68,708,850)      (2,032,510)          (92,518)
                                         ------------       -----------       ----------           -------
Net increase (decrease)                    15,375,827        19,042,554        5,173,548           107,837
                                           ----------        ----------        ---------           -------

4. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $1,262,942,398 as of May 31, 2002, that will expire in 2003 through 2011 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carry-over has been offset or expires.

5. BANK BORROWINGS

The Fund has a revolving credit agreement with Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The agreement went into effect Sept. 24, 2002. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $200 million with U.S. Bank, N.A. The Fund had no borrowings outstanding during the six months ended Nov. 30, 2002.

--------------------------------------------------------------------------------
32 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT



6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended May 31,                                      2002(f)        2002         2001         2000         1999

Net asset value, beginning of period                              $2.65        $3.07        $3.48        $3.97        $4.58

Income from investment operations:

Net investment income (loss)                                        .11          .25          .38          .39          .40

Net gains (losses) (both realized and unrealized)                  (.21)        (.38)        (.41)        (.49)        (.58)

Total from investment operations                                   (.10)        (.13)        (.03)        (.10)        (.18)

Less distributions:

Dividends from net investment income                               (.12)        (.24)        (.38)        (.39)        (.43)

Tax return of capital                                                --         (.05)          --           --           --

Total distributions                                                (.12)        (.29)        (.38)        (.39)        (.43)

Net asset value, end of period                                    $2.43        $2.65        $3.07        $3.48        $3.97

Ratios/supplemental data

Net assets, end of period (in millions)                          $1,484       $1,681       $1,898       $2,224       $2,814

Ratio of expenses to average daily net assets(c)                  1.07%(d)     1.03%        1.04%         .99%         .91%

Ratio of net investment income (loss)
to average daily net assets                                       8.78%(d)     8.73%       11.54%       10.32%        9.86%

Portfolio turnover rate (excluding short-term securities)           59%         125%          76%          44%          47%

Total return(e)                                                  (3.87%)(g)   (4.31%)       (.94%)      (2.78%)      (3.67%)


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
33 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT



Class B

Per share income and capital changes(a)

Fiscal period ended May 31,                                      2002(f)        2002         2001         2000         1999

Net asset value, beginning of period                              $2.65        $3.07        $3.48        $3.97        $4.58

Income from investment operations:

Net investment income (loss)                                        .10          .23          .35          .36          .37

Net gains (losses) (both realized and unrealized)                  (.21)        (.38)        (.41)        (.49)        (.58)

Total from investment operations                                   (.11)        (.15)        (.06)        (.13)        (.21)

Less distributions:

Dividends from net investment income                               (.11)        (.22)        (.35)        (.36)        (.40)

Tax return of capital                                                --         (.05)          --           --           --

Total distributions                                                (.11)        (.27)        (.35)        (.36)        (.40)

Net asset value, end of period                                    $2.43        $2.65        $3.07        $3.48        $3.97

Ratios/supplemental data

Net assets, end of period (in millions)                            $639         $748         $807         $917       $1,076

Ratio of expenses to average daily net assets(c)                  1.83%(d)     1.79%        1.80%        1.75%        1.67%

Ratio of net investment income (loss)
to average daily net assets                                       8.02%(d)     7.94%       10.79%        9.58%        9.11%

Portfolio turnover rate (excluding short-term securities)           59%         125%          76%          44%          47%

Total return(e)                                                  (4.23%)(g)   (5.05%)      (1.69%)      (3.53%)      (4.39%)

Class C

Per share income and capital changes(a)

Fiscal period ended May 31,                                      2002(f)        2002       2001(b)

Net asset value, beginning of period                              $2.64        $3.05        $3.48

Income from investment operations:

Net investment income (loss)                                        .10          .23          .32

Net gains (losses) (both realized and unrealized)                  (.21)        (.37)        (.43)

Total from investment operations                                   (.11)        (.14)        (.11)

Less distributions:

Dividends from net investment income                               (.11)        (.22)        (.32)

Tax return of capital                                                --         (.05)          --

Total distributions                                                (.11)        (.27)        (.32)

Net asset value, end of period                                    $2.42        $2.64        $3.05

Ratios/supplemental data

Net assets, end of period (in millions)                             $22          $21           $8

Ratio of expenses to average daily net assets(c)                  1.83%(d)     1.79%        1.80%(d)

Ratio of net investment income (loss)
to average daily net assets                                       7.94%(d)     7.39%       11.10%(d)

Portfolio turnover rate (excluding short-term securities)           59%         125%          76%

Total return(e)                                                  (4.23%)(g)   (4.76%)      (2.92%)(g)


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
34 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT



Class Y

Per share income and capital changes(a)

Fiscal period ended May 31,                                      2002(f)        2002         2001         2000         1999

Net asset value, beginning of period                              $2.65        $3.07        $3.48        $3.97        $4.58

Income from investment operations:

Net investment income (loss)                                        .11          .26          .38          .39          .41

Net gains (losses) (both realized and unrealized)                  (.21)        (.38)        (.41)        (.49)        (.59)

Total from investment operations                                   (.10)        (.12)        (.03)        (.10)        (.18)

Less distributions:

Dividends from net investment income                               (.12)        (.25)        (.38)        (.39)        (.43)

Tax return of capital                                                --         (.05)          --           --           --

Total distributions                                                (.12)        (.30)        (.38)        (.39)        (.43)

Net asset value, end of period                                    $2.43        $2.65        $3.07        $3.48        $3.97

Ratios/supplemental data

Net assets, end of period (in millions)                              $1           $1           $1           $1           $1

Ratio of expenses to average daily net assets(c)                   .90%(d)      .87%         .88%         .83%         .83%

Ratio of net investment income (loss)
to average daily net assets                                       9.07%(d)     8.80%       11.72%       10.34%        9.93%

Portfolio turnover rate (excluding short-term securities)           59%         125%          76%          44%          47%

Total return(e)                                                 (3.79%)(g)    (4.17%)       (.78%)      (2.68%)      (3.58%)


Notes to financial statements

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Six months ended Nov. 30, 2002 (Unaudited).

(g)  Not annualized.

--------------------------------------------------------------------------------
35 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT



Results of Meeting of Shareholders

AXP EXTRA INCOME FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON NOVEMBER 13, 2002

(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below.

Proposal 1

To elect the thirteen nominees specified below as Board members*.

                                   Shares Voted "For"         Shares Withholding Authority to Vote

Arne H. Carlson                      626,142,406.435                     23,254,092.423
Philip J. Carroll, Jr.               628,109,031.991                     21,287,466.867
Livio D. DeSimone                    627,847,490.733                     21,549,008.125
Barbara H. Fraser                    628,082,610.599                     21,313,888.259
Ira D. Hall                          627,744,405.905                     21,652,092.953
Heinz F. Hutter                      627,429,174.340                     21,967,324.518
Anne P. Jones                        627,542,664.035                     21,853,834.823
Stephen R. Lewis, Jr.                628,824,948.565                     20,571,550.293
Alan G. Quasha                       628,218,748.553                     21,177,750.305
Stephen W. Roszell                   628,744,507.463                     20,651,991.395
Alan K. Simpson                      625,987,224.680                     23,409,274.178
Alison Taunton-Rigby                 628,361,887.747                     21,034,611.111
William F. Truscott                  628,780,072.245                     20,616,426.613


--------------------------------------------------------------------------------
36 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

Proposal 2

To Amend the Articles of Incorporation/Declaration of Trust*:

2(a). To allow one vote/dollar instead of one vote/share.

Shares Voted "For"    Shares Voted "Against"    Abstentions    Broker Non-Votes

 527,494,939.654         52,848,116.487       19,225,123.717    49,828,319.000

2(b). To change the name of the corporation.

Shares Voted "For"    Shares Voted "Against"    Abstentions    Broker Non-Votes

 581,515,467.769         45,210,119.096       22,670,911.993        0.000

* Denotes Registrant-wide proposals and voting results.

--------------------------------------------------------------------------------
37 -- AXP EXTRA INCOME FUND -- 2002 SEMIANNUAL REPORT

American Express(R) Funds

Growth Funds
AXP(R) Emerging Markets Fund
AXP Equity Select Fund
AXP Focused Growth Fund
AXP Global Growth Fund
AXP Growth Fund
AXP Growth Dimensions Fund
AXP New Dimensions Fund(R)
AXP Partners International Aggressive Growth Fund
AXP Partners Small Cap Growth Fund
AXP Strategy Aggressive Fund

Blend Funds
AXP Blue Chip Advantage Fund
AXP Discovery Fund*
AXP European Equity Fund
AXP Global Balanced Fund
AXP International Fund
AXP Large Cap Equity Fund
AXP Managed Allocation Fund
AXP Mid Cap Index Fund
AXP Partners International Core Fund
AXP Partners International Small Cap Fund
AXP Partners Small Cap Core Fund
AXP Research Opportunities Fund
AXP S&P 500 Index Fund
AXP Small Cap Advantage Fund
AXP Small Company Index Fund
AXP Stock Fund

Value Funds
AXP Diversified Equity Income Fund
AXP Equity Value Fund
AXP Large Cap Value Fund
AXP Mid Cap Value Fund
AXP Mutual
AXP Partners Fundamental Value Fund
AXP Partners International Select Value Fund
AXP Partners Select Value Fund
AXP Partners Small Cap Value Fund
AXP Partners Value Fund
AXP Progressive Fund*

Income/Tax-Exempt Income Funds
AXP Bond Fund
AXP Cash Management Fund**
AXP Extra Income Fund
AXP Federal Income Fund
AXP Global Bond Fund
AXP High Yield Tax-Exempt Fund
AXP Insured Tax-Exempt Fund
AXP Intermediate Tax-Exempt Fund
AXP Selective Fund
AXP State Tax-Exempt Funds
AXP Tax-Exempt Bond Fund
AXP Tax-Free Money Fund**
AXP U.S. Government Mortgage Fund

Sector Funds
AXP Global Technology Fund
AXP Precious Metals Fund
AXP Utilities Fund

These funds are also listed in the categories above.

AXP(R) Partners Funds
AXP Partners Fundamental Value Fund
AXP Partners International Aggressive Growth Fund
AXP Partners International Core Fund
AXP Partners International Select Value Fund
AXP Partners International Small Cap Fund
AXP Partners Select Value Fund
AXP Partners Small Cap Core Fund
AXP Partners Small Cap Growth Fund
AXP Partners Small Cap Value Fund
AXP Partners Value Fund

International Funds
AXP Emerging Markets Fund
AXP European Equity Fund
AXP Global Balanced Fund
AXP Global Bond Fund
AXP Global Growth Fund
AXP International Fund
AXP Partners International Aggressive Growth Fund
AXP Partners International Core Fund
AXP Partners International Select Value Fund
AXP Partners International Small Cap Fund

 * Closed to new investors.

** An investment in the Fund is not insured or guaranteed by the Federal
   Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information about our funds, including fees and expenses, please call (800) 862-7919 for prospectuses. Read them carefully before you invest.

(1/03)

AXP Extra Income Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

American
   Express(R)
 Funds

AMERICAN
   EXPRESS(R)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6470 T (1/03)